Shareholder Report	12 Months Ended	100 Months Ended
	Jul. 31, 2025 USD ($) holding	Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000016333 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	Investor Class
Trading Symbol	TWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 7.85% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.85%	5.63%	5.47%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016335 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	I Class
Trading Symbol	ACCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 8.25% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.25%	5.87%	5.70%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000016334 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	A Class
Trading Symbol	ACCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 7.77% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.77%	5.37%	5.22%
A Class - with sales charge	1.57%	4.13%	4.60%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000016338 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	C Class
Trading Symbol	AACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$178	1.72%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 6.76% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.76%	4.58%	4.43%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000016332 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R Class
Trading Symbol	AACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 7.34% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.34%	5.13%	4.96%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000189656 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R5 Class
Trading Symbol	AACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 8.05% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	8.05%	5.83%	6.13%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000131621 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R6 Class
Trading Symbol	AACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 8.41% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.41%	6.00%	5.86%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 276,837,583	$ 276,837,583
Holdings Count | holding	865	865
Advisory Fees Paid, Amount	$ 1,749,172
Investment Company, Portfolio Turnover	95.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

C000016325 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	Investor Class
Trading Symbol	TWSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 10.20% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.20%	7.83%	7.09%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016327 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	I Class
Trading Symbol	ASAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 10.42% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.42%	8.08%	7.32%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000016326 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	A Class
Trading Symbol	ACOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 9.98% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.98%	7.59%	6.83%
A Class - with sales charge	3.65%	6.32%	6.20%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000016330 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	C Class
Trading Symbol	ASTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 9.15% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.15%	6.81%	6.04%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000016331 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R Class
Trading Symbol	ASMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 9.70% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.70%	7.32%	6.55%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000189655 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R5 Class
Trading Symbol	ASMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 10.57% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	10.57%	8.10%	7.99%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000131620 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R6 Class
Trading Symbol	ASMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 10.61% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.61%	8.23%	7.46%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 739,807,859	$ 739,807,859
Holdings Count | holding	876	876
Advisory Fees Paid, Amount	$ 4,396,814
Investment Company, Portfolio Turnover	75.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

C000016319 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	Investor Class
Trading Symbol	TWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 12.26% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.26%	9.87%	8.48%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016321 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	I Class
Trading Symbol	AAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 12.51% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.51%	10.08%	8.69%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

C000016320 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	A Class
Trading Symbol	ACVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 11.95% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.95%	9.58%	8.20%
A Class - with sales charge	5.52%	8.29%	7.56%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

C000016324 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	C Class
Trading Symbol	ASTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$171	1.62%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 11.20% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.20%	8.77%	7.40%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

C000016318 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R Class
Trading Symbol	AAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 11.69% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.69%	9.32%	7.93%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

C000189654 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R5 Class
Trading Symbol	ASAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 12.49% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.49%	10.08%	9.58%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

C000131619 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R6 Class
Trading Symbol	AAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 12.60% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.60%	10.24%	8.86%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 694,786,067	$ 694,786,067
Holdings Count | holding	848	848
Advisory Fees Paid, Amount	$ 3,287,119
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%